Investment securities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment securities disclosures
Securities available-for-sale	2,987	3,498
Total investment securities	2,987	3,498
Bank
Investment securities disclosures
Securities available-for-sale	1,627	1,939
Total investment securities	1,627	1,939